Marketable Securities	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Marketable Securities

NOTE 3:-      MARKETABLE SECURITIES

The following is a summary of the Company's investments in marketable securities:

	2013			2014
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Government bonds	$9,009	$475	$9,484	$535	$-	$535

All of the government bonds are for a period of less than one year.

During 2012, 2013 and 2014, the Company recorded proceeds from sales of these securities in amount of $ 9,781, $ 513 and $ 5,161, respectively, and loss (income) from sale of marketable securities in an amount of $ (57), $ (6) and $ 338, respectively.

During 2012, 2013 and 2014 the Company recorded other-than-temporary impairment in the amount of $ 0, $ 2,108 and $ 3,471, as a result of currency devaluation.